13F-HR
<SEQUENCE>1
<FILENAME>armb06302009.txt
13F-HR - armb06302009.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              July 24, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  33,997
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE
                                                Alaska Retirement Management Board
                                                June 30, 2009

COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5     COLUMN 6 COLUMN 7 COLUMN 8

                                TITLE                        VALUE   SHARES/SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP        (x$1000)PRN AMTPRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
ACADIA RLTY TR                  COM SH BEN INT   '004239109       112   8620 SH      SOLE              8620
ALEXANDERS INC                  COM              '014752109       296   1100 SH      SOLE              1100
ALEXANDRIA REAL ESTATE EQUIT    COM              '015271109       305   8530 SH      SOLE              8530
AMB PPTY CORP                   COM              '00163T109       635  33790 SH      SOLE             33790
AMERICAN CAMPUS CMNTYS INC      COM              '024835100       355  16050 SH      SOLE             16050
APARTMENT INVT + MGMT CO        CLASS A          '03748R101       224  25406 SH      SOLE             25406
AVALONBAY CMNTYS INC            COM              '053484101      1100  19672 SH      SOLE             19672
BIOMED RLTY TR INC              COM              '09063H107       178  17470 SH      SOLE             17470
BOSTON PPTYS INC                COM              '101121101      1316  27610 SH      SOLE             27610
BRANDYWINE RLTY TR              SH BEN INT NEW   '105368203       143  19270 SH      SOLE             19270
BRE PPTYS INC                   CLASS A          '05564E106       263  11090 SH      SOLE             11090
CAMDEN PPTY TR                  SH BEN INT       '133131102       366  13290 SH      SOLE             13290
CORPORATE OFFICE PPTYS TR       SH BEN INT       '22002T108       329  11220 SH      SOLE             11220
DCT INDUSTRIAL TRUST INC        COM              '233153105       154  37790 SH      SOLE             37790
DIAMONDROCK HOSPITALITY CO      COM              '252784301       146  23480 SH      SOLE             23480
DIGITAL RLTY TR INC             COM              '253868103       567  15840 SH      SOLE             15840
DOUGLAS EMMETT INC              COM              '25960P109       237  26370 SH      SOLE             26370
DUKE RLTY CORP                  COM              '264411505       391  44660 SH      SOLE             44660
EASTGROUP PPTYS INC             COM              '277276101       178   5400 SH      SOLE              5400
ENTERTAINMENT PPTYS TR          COM SH BEN INT   '29380T105       147   7150 SH      SOLE              7150
EQUITY LIFESTYLE PPTYS INC      COM              '29472R108       204   5490 SH      SOLE              5490
EQUITY ONE INC                  COM              '294752100       248  18720 SH      SOLE             18720
EQUITY RESIDENTIAL              SH BEN INT       '29476L107      1516  68220 SH      SOLE             68220
ESSEX PROPERTY TRUST            COM              '297178105       484   7790 SH      SOLE              7790
EXTRA SPACE STORAGE INC         COM              '30225T102       155  18590 SH      SOLE             18590
FEDERAL RLTY INVT TR            SH BEN INT NEW   '313747206       719  13970 SH      SOLE             13970
FRANKLIN STR PPTYS CORP         COM              '35471R106       203  15390 SH      SOLE             15390
HCP INC                         COM              '40414L109      1386  65440 SH      SOLE             65440
HEALTH CARE REIT INC            COM              '42217K106       788  23120 SH      SOLE             23120
HEALTHCARE RLTY TR              COM              '421946104       215  12790 SH      SOLE             12790
HIGHWOODS PPTYS INC             COM              '431284108       308  13810 SH      SOLE             13810
HOME PROPERTIES INC             COM              '437306103       239   7020 SH      SOLE              7020
HOSPITALITY PPTYS TR            COM SH BEN INT   '44106M102       242  20400 SH      SOLE             20400
HOST HOTELS + RESORTS INC       COM              '44107P104      1038 123760 SH      SOLE            123760
HRPT PPTYS TR                   COM SH BEN INT   '40426W101       200  49490 SH      SOLE             49490
INLAND REAL ESTATE CORP         COM NEW          '457461200       100  14340 SH      SOLE             14340
INVESTORS REAL ESTATE TR        SH BEN INT       '461730103       112  12670 SH      SOLE             12670
KILROY RLTY CORP                COM              '49427F108       147   7190 SH      SOLE              7190
KIMCO RLTY CORP                 COM              '49446R109       760  75690 SH      SOLE             75690
LIBERTY PROPERTY                SH BEN INT       '531172104       472  20490 SH      SOLE             20490
MACERICH CO                     COM              '554382101       300  17061 SH      SOLE             17061
MACK CA RLTY CORP               COM              '554489104       329  14440 SH      SOLE             14440
MID AMER APT CMNTYS INC         COM              '59522J103       225   6130 SH      SOLE              6130
NATIONAL RETAIL PPTYS INC       COM              '637417106       295  17040 SH      SOLE             17040
NATIONWIDE HEALTH PPTYS INC     COM              '638620104       744  28940 SH      SOLE             28940
OMEGA HEALTHCARE INVESTORS      COM              '681936100       277  17900 SH      SOLE             17900
PLUM CREEK TIMBER CO INC        COM              '729251108      1036  34820 SH      SOLE             34820
POST PPTYS INC                  COM              '737464107       128   9550 SH      SOLE              9550
POTLATCH CORP NEW               COM              '737630103       206   8520 SH      SOLE              8520
PROLOGIS                        SH BEN INT       '743410102       706  87640 SH      SOLE             87640
PS BUSINESS PKS INC CA          COM              '69360J107       215   4440 SH      SOLE              4440
PUBLIC STORAGE                  COM              '74460D109      2492  38060 SH      SOLE             38060
RAYONIER INC                    COM              '754907103       596  16410 SH      SOLE             16410
REALTY INCOME CORP              COM              '756109104       477  21770 SH      SOLE             21770
REGENCY CTRS CORP               COM              '758849103       568  16280 SH      SOLE             16280
SAUL CTRS INC                   COM              '804395101       114   3880 SH      SOLE              3880
SENIOR HSG PPTSY TR             SH BEN INT       '81721M109       410  25140 SH      SOLE             25140
SIMON PPTY GROUP INC NEW        COM              '828806109      3142  61110 SH      SOLE             61110
SL GREEN RLTY CORP              COM              '78440X101       348  15210 SH      SOLE             15210
SOVRAN SELF STORAGE INC         COM              '84610H108       116   4740 SH      SOLE              4740
TANGER FACTORY OUTLET CTRS INC  COM              '875465106       223   6880 SH      SOLE              6880
TAUBMAN CENTERS INC             COM              '876664103       372  13850 SH      SOLE             13850
UDR INC                         COM              '902653104       305  29615 SH      SOLE             29615
VENTAS INC                      COM              '92276F100      1137  38100 SH      SOLE             38100
VORNADO RLTY TR                 SH BEN INT       '929042109      1656  36795 SH      SOLE             36795
WASHINGTON REAL ESTATE INVT TR  SH BEN INT       '939653101       254  11390 SH      SOLE             11390
WEINGARTEN RLTY INVS            SH BEN INT       '948741103       348  24020 SH      SOLE             24020
